Nature of Business and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Going Concern [Abstract]
Nature of Business and Going Concern
1.	Nature of Business and Going Concern

Fennec Pharmaceuticals Inc. (“Fennec”) was originally formed as a British Columbia corporation under the name Adherex Technologies Inc. and subsequently changed its name on September 3, 2014. Fennec, together with its wholly owned subsidiaries Oxiquant, Inc. (“Oxiquant”) and Fennec Pharmaceuticals, Inc., both Delaware corporations, and Cadherin Biomedical Inc. (“CBI”), a Canadian corporation, collectively referred to herein as the “Company,” is a biopharmaceutical company focused on the development of Sodium Thiosulfate (“STS”) for the prevention of ototoxicity from cisplatin in pediatric patients. With the exception of Fennec Pharmaceuticals, Inc., all subsidiaries are inactive.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) that are applicable to a going concern which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.

During the six months ended June 30, 2017, the Company incurred a loss from operations of $2,250. At June 30, 2017, it had an accumulated deficit of $116,726 and had experienced negative cash flows from operating activities during the six months ended June 30, 2017 in the amount of $1,363.

These circumstances raise substantial doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the use of accounting principles applicable to a going concern may not be appropriate. The Company will need to obtain additional funding in the future in order to finance the Company’s business strategy, operations and growth through the issuance of equity, debt or business combinations. If the Company fails to arrange for sufficient capital on a timely basis, the Company may be required to curtail its business activities until it can obtain adequate financing. However, as of June 30, 2017, we had cash, cash equivalents of $10,232 and believe that our cash resources will be sufficient to meet our cash requirements through and beyond current fiscal year.

These financial statements do not reflect the potentially material adjustments in the carrying values of assets and liabilities, the reported expenses, and the balance sheet classifications used, that would be necessary if the going concern assumption were not appropriate.

1.	Nature of Business and Going Concern

Fennec Pharmaceuticals Inc. (“Fennec”) was originally formed as a British Columbia corporation under the name Adherex Technologies Inc. and subsequently changed its name on September 3, 2014. Fennec, together with its wholly owned subsidiaries Oxiquant, Inc. (“Oxiquant”) and Fennec Pharmaceuticals, Inc., both Delaware corporations, and Cadherin Biomedical Inc. (“CBI”), a Canadian corporation, collectively referred to herein as the “Company,” is a biopharmaceutical company with a product candidate under development for use in the treatment of cancer. With the exception of Fennec Pharmaceuticals, Inc., all subsidiaries are inactive.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) that are applicable to a going concern which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.

During the year ended December 31, 2016 the Company incurred a net loss from operations of $2,871 and still has not earned any revenue in its history. At December 31, 2016, it had an accumulated deficit of $114,322 and had experienced negative cash flows from operating activities in the amount of $2,124.

These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issue date of these consolidated financial statements, and substantial doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the use of accounting principles applicable to a going concern may not be appropriate. The Company is actively seeking to obtain additional funding in the future in order to finance the Company’s business strategy, operations and growth through the issuance of equity, debt or collaboration. If we fail to arrange for sufficient capital on a timely basis, we may be required to curtail our business activities until we can obtain adequate financing.

These financial statements do not reflect the potentially material adjustments in the carrying values of assets and liabilities, the reported expenses, and the balance sheet classifications used, that would be necessary if the going concern assumption were not appropriate.

Prior-period adjustment

Common Stock at December 31, 2015 has been increased by $248 and Additional Paid-in Capital has been decreased by the same amount, to retrospectively correct balance sheet amounts with respect to an immaterial noncash error related to the exercise of warrants and stock options. This error was the result of not moving the value in Additional Paid-in Capital to Common Stock when the warrants and stock options were exercised. This adjustment does not impact anything other than the allocation between Common Stock and Additional Paid-in Capital and has no effect on our loss per share disclosures.